CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash	$ 268,102	$ 199,864
Accounts receivable, net	29,076,549	20,090,775
Other receivables, net	418,891	208,704
Other receivables - related parties	115,718	289,676
Loans to third parties	0	57,433
Contract assets	34,280,084	16,821,489
Contract costs	0	899,662
Deferred costs	0	45,727
Prepayments and other current assets, net	582,149	2,354,769
Total current assets	64,741,493	40,968,099
OTHER ASSETS
Property and equipment, net	1,695,348	2,196,836
Right-of-use assets, net	210,058	310,443
Intangible assets, net	16,397	28,164
Deferred tax assets, net	252,882	304,467
Contract assets, noncurrent	4,885,755	9,268,901
Prepaid initial public offering (“IPO”) costs	989,628	833,817
Total other assets	8,050,068	12,942,628
Total assets	72,791,561	53,910,727
CURRENT LIABILITIES
Accounts payable	23,784,781	14,862,676
Short-term loans - banks	2,728,385	843,911
Short-term loans - third parties	312,028	453,867
Short-term loans - related parties	5,386,156	4,231,368
Other payables and accrued liabilities	2,466,501	2,426,520
Other payables - related parties	270,806	271,132
Contract liabilities	28,430	29,196
Taxes payable	5,423,955	4,863,577
Lease liabilities	118,833	87,212
Total current liabilities	40,519,875	28,069,459
OTHER LIABILITIES
Long-term loan - bank	79,463	47,861
Lease liabilities, non-current	105,980	233,496
Total other liabilities	185,443	281,357
Total liabilities	40,705,318	28,350,816
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0025 par value, 20,000,000 shares authorized, and 9,200,000 shares outstanding as of December 31, 2023 and December 31, 2022, respectively	23,000	23,000
Additional paid-in capital	7,453,265	7,453,265
Statutory reserves	3,192,855	2,396,539
Retained earnings	23,242,946	16,621,556
Accumulated other comprehensive loss	(2,009,421)	(1,490,621)
Total CDT Environmental Technology Investment Holdings Limited shareholders’ equity	31,902,645	25,003,739
Noncontrolling interests	183,598	556,172
Total shareholders’ equity	32,086,243	25,559,911
Total liabilities and shareholders’ equity	$ 72,791,561	$ 53,910,727